(ICON)
Prudential
World
Fund, Inc.
---------------------------
International
Stock Series

ANNUAL
REPORT
Oct. 31, 1998
(LOGO)

Performance At A Glance.
The Prudential World Fund -- International Stock Series performed in line with its peers over the 12 months ended October 31, 1998. Its strategy of focusing on companies whose earnings prospects are underappreciated by most investors helped the Series in rising markets. However, in the summer months, many investors reacted strongly to the possibility of a global recession: stocks that already had been out of favor fell further than most other stocks in the rapidly dropping markets. Overall, we had a modest gain in a difficult year.

Cumulative Total Returns1                     As of 10/31/98

                                  One           Five
Since
                                  Year          Years
Inception2
Class A                          3.85%           N/A
17.55%
Class B                          3.05            N/A
15.67
Class C                          3.05            N/A
15.67
Class Z                          4.08           59.66%
106.78
Lipper International Fund Avg.3  4.07           41.60
***

Average Annual Total Returns1                        As of
9/30/98

                                  One           Five
Since
                                  Year          Years
Inception2
Class A                         -15.93%          N/A
2.08%
Class B                         -17.18           N/A
2.47
Class C                         -13.18           N/A
3.91
Class Z                         -11.33          9.32%
11.80

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales load of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge
(CDSC) of 5%, 4%,
3%, 2%, 1% and 1% for six years. Class B shares will automatically convert to
Class A shares, on a quarterly basis, approximately seven years after purchase.
Class C shares are subject to a front-end sales charge of 1%
and a CDSC of 1%
for 18 months. Class C shares bought before November 2, 1998 have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in the parentheses ( ).

2 Inception dates: Class A, B, and C, 9/23/96; Class Z,
11/5/92.

3 Lipper average returns are for all funds in each share class for the one- and five-year periods in the International Fund category.

***Lipper Since Inception returns are 14.46% for Class A, B, and C, and 91.53% for Class Z based on all funds in each share class.

How Investments Compared.
   (As of 10/31/98)
       (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each
of the investments listed above are different -- we provide
12-month total
returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Peter F. Spano, Fund Manager

Portfolio
Manager's Report
The Prudential World Fund -- International Stock Series invests primarily in equity securities of companies located outside the United States. Mercator uses a value investment style to identify stocks selling at low prices compared with their earnings potential to attain our primary goal of long-term growth of capital. There are special risks associated with foreign investments, including political, economic and social risks, and potential illiquidity. There can be no assurance that the Series will achieve its investment objective.

Value And Patience.
We are value investors and buy stocks that we believe to be undervalued and hold them (unless there is an unexpected deterioration) until their strengths are recognized and the stock price moves up significantly. Value managers have to be very patient. When investors panic, as they did last summer, they sometimes abandon the stocks of companies whose sources of earnings growth are not obvious. We project the earnings of companies five years ahead and buy when they are bargains.

Strategy Session.
------------------------------------------------------------
-------------------
Our basic strategy does not change: we search the foreign markets for companies that are selling below what we consider fair value and build our portfolio stock by stock. In a favorable market, we may see a stock rise to our price target quickly. In today's unfavorable climate for value stocks, many stocks we had bought inexpensively remained bargain-priced, so our portfolio turnover was unusually low -- less than 15% for the year. Because of the uncertain markets, we allowed our average cash balance to rise higher than usual. We believe analysts still haven't fully appreciated the impact of Asian events on Europe.

We bought Rio Tinto, a U.K.-based company with global metals mining operations.
The Asian economic depression and potential slowdown in Europe and North
America have sharply reduced investor interest in the stocks of companies whose business is closely tied to the economic cycle. A time-honored value strategy is to buy economically sensitive stocks when they are cheap and take our gains when they are expensive. In this economic cycle, inventories appear low, yet most commodity industries have refrained from building capacity. These companies should do well when demand recovers, but we have to be patient until then. A similar theme underlies our purchase of Saga Petroleum, a Norway-based oil production company. The lowest oil prices in 12 years have led its price to fall to very low levels.

We added Sony and Matsushita Electric to our small holdings in Japan. These are global companies that were inexpensive because of the poor state of
Japan's economy and stock market.

     Portfolio Composition.
Sectors expressed as a percentage
  of net assets as of 10/31/98.
           (GRAPH)

What Went Well.
-------------------------------------------------
Although we build our portfolio from the bottom up, sometimes we see a theme recur. A year ago, we were reporting gains on Banca
Fideuram, an Italian bank
that had strong earnings on mutual funds and insurance sales. The stock rose beyond our estimate of fair value, so we took our profits and reinvested the proceeds in an undervalued bank with a similar story: Banca
Popolare Di
Brescia. It has excellent management and rapid growth of financial services products as it does a very good job of gathering assets through mutual fund sales. We took a small part of our profits as the stock price rose sharply, but held most of our shares because we think they do not yet reflect the full earnings growth potential of this bank.

Bouygues, on the other hand, is a French conglomerate that we thought was undervalued and would benefit from a restructuring. We bought it at a large discount to our estimate of the value of the underlying assets. As our reporting period came to a close, and afterward, purchasers of large blocks of shares appeared as potential catalysts to the restructuring. We benefited from a rise in the stock, but are holding it as the share price rises toward a realistic value of Bouygues' components.

British Telecom was our largest holding on October 31.
Recently, the
telecommunications industry has been a major source of global economic growth, and it is relatively buffered from the economic cycle.
British Telecom had been
less than efficient, but it reorganized and now can be a strong competitor.

And Not So Well.
-------------------------------------------------
Our value strategy leads us to hold many cyclical stocks -- those whose prospects vary with the pace of economic growth. As Asian economies contracted, threatening global growth, many of our economically sensitive stocks suffered.
In particular, some of our Australian companies -- such as CSR Limited and
Pioneer International -- and Alcan Aluminum in Canada did poorly as resource and metals businesses were hurt. Our Peugeot shares suffered from the economic slowdown as concerns of a softening in consumer spending mounted.

The threat of a slowdown also hurt Stork, a capital equipment manufacturer in the Netherlands. The stock fell substantially through the spring and summer, but has rebounded somewhat since then.

Parmalat, the Italian food company, changed its corporate strategy, going into more mature markets and making a large number of acquisitions. We no longer had confidence in our earnings projections and sold our shares at a small profit.

Five Largest
Holdings.
4.1% British Telecom PLC
     Telecommunications
3.4% Bouygues
     Construction & Housing
3.1% Banca Popolare Di Brescia
     Commercial Banking
2.9% Iberdrola SA
     Electrical & Gas Utilities
2.8% Pharmacia & Upjohn
     Health & Personal Care

Expressed as a percentage of net assets as of 10/31/98.

Looking Ahead.
-------------------------------------------------
Mercator expects choppy times to continue for a while. The earnings expectations of most securities analysts are too high to fit economists' expectations of world economic growth, so we think there will be more earnings forecasts adjusted downward. Value stocks may be under pressure a little longer. The companies we own, however, are strong enough to weather a slowdown, and they currently are very inexpensive when compared with our estimates of their long-term earnings.

The best stock values may soon be in Asia, but Asian
economies are so unstable
that we don't feel confident of earnings projections. There
are signs that
some Asian countries are stabilizing. Over the coming year,
we should get a
clearer view.
                                1

Cautious Optimism.
------------------------------------------------------------
-------------------
Portfolio Manager Peter Spano is in for the long term.
Q. All of your 10 largest holdings are in Europe. Shouldn't you be more diversified internationally?
A. Let's start with how we build our portfolio. Using our global network of independent analysts, we project earnings of companies five years ahead. We compare these estimates with the current share price.
Then we build our
   portfolio stock by stock with the least expensive shares.
We ensure
   diversification with guidelines for maximum exposure in any one country or industry, but don't have any minimum requirements. If a country or industry offers no value opportunities, we won't buy there.
Nonetheless, we generally
   are in 10 to 20 different countries (we were in 14 on October 31) and rarely have more than 15% of our assets in any one industry. On
October 31, about
   two-thirds of our assets were in European countries. Our largest country investment was 16% in the United Kingdom, but the U.K.
makes up 22% of the
   world's non-U.S. developed markets (as measured by Morgan
Stanley Capital
   International's EAFE Index). Our second-largest focus was
11% in
   Switzerland, compared with its eight percent of the EAFE
Index.

   We think the global economic situation still is uncertain over the next year. European countries have the most secure growth outside the United
   States, so we own perhaps more in Europe than we usually would. Even there, however, we expect competition from low-cost Asian producers will change the near-term playing field. Some European companies will not be able to control their destiny the way they have in the past. We have to watch the situation on a company-by-company basis.

Q. You had very little invested in Japan, which is a large part of the world's economy. Why?
A. The key is earnings visibility. We have to have confidence in our long-term earnings projections for a company. The companies we own in Japan --
   Hitachi, Matsushita Electric, and Sony -- have worldwide businesses and we do not expect them to require dramatic restructuring to meet global productivity standards. Japanese industry must undergo a structural transformation, after which the companies may be much stronger. We are not yet in a position to see how that process will play out.
Companies that
   depend on the Japanese domestic market will have uncertain futures until consumers feel more confident in the economy.

Q. Are we heading for a global recession?
A. We don't think so, but it is a possibility that we must consider as global growth clearly is slowing. We are cautious investors and there is more of a real threat to the global economy than there has been in a very long time.
   That said, most economists are not predicting a recession in the United
   States or Europe. We believe the most likely outcome is lower growth followed by a recovery and we will be buying firms that will be well-positioned for the future. It is a time for cautious optimism.

President's Letter
December 18, 1998
------------------------------------------------------------
-------------------
(PHOTO)

Dear Shareholder:
As 1998 draws to a close, the news from the financial markets is decidedly mixed. After a series of sharp sell-offs in late summer, some stock prices began to rebound in early fall, helped by three interest rate cuts by the
Federal Reserve.

There was other good news. U.S. Treasuries and Western
European bonds
appreciated during the year as investors fled troubled Asian markets and other emerging markets. The U.S. economy remained strong with steady growth and low inflation.

The periods of uncertainty we experienced in 1998 illustrate why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.
Experienced mutual fund investors understand that financial markets will always rise and fall -- that's what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation. In fact, investors who remained focused on the long term and did not sell during summer's volatility were rewarded. Stock prices, as measured by the Standard &
Poor's 500 Index, recovered strongly in November regaining lost ground and even setting a new record high.

Diversify. Diversify. Diversify.
Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain value during times of uncertainty.

We're Here To Help.
How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll continue to do
our part in keeping you informed.

Sincerely,

Brian M. Storms
President
                                      3

PRUDENTIAL WORLD FUND, INC.
Portfolio of Investments as of October 31, 1998
INTERNATIONAL STOCK SERIES
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--87.6%
COMMON STOCKS
------------------------------------------------------------
Argentina--2.7%
 166,000     Telecom Argentina (ADR)               $
5,353,500
 201,800     YPF Sociedad Anonima (ADR)
5,839,588
                                                   ---------
---

11,193,088
------------------------------------------------------------
Australia--6.5%
2,500,000    CSR, Ltd.
5,714,175
1,695,000    Mayne Nickless, Ltd.
7,811,933
 580,000     National Australia Bank, Ltd.
7,678,852
2,600,000    Pioneer International, Ltd.
5,390,684
                                                   ---------
---

26,595,644
------------------------------------------------------------
Canada--3.4%
 230,000     Alcan Aluminum, Ltd.
5,779,831
 390,000     Bank of Nova Scotia
8,143,969
                                                   ---------
---

13,923,800
------------------------------------------------------------
France--9.6%
  68,200     Bouygues
13,780,137
  65,000     Christian Dior SA
6,877,253
  69,000     Elf Aquitaine SA
7,996,936
  65,000     Peugeot SA
10,860,670
                                                   ---------
---

39,514,996
------------------------------------------------------------
Italy--7.3%
 428,000     Banca Popolare Di Bergamo Credito
                Vaesino S.P.A.
8,758,705
 536,700     Banca Popolare Di Brescia
12,655,235
5,082,000    Benetton Group S.P.A.
8,521,741
                                                   ---------
---

29,935,681
------------------------------------------------------------
Japan--4.5%
 700,000     Hitachi, Ltd.
3,569,831
 530,000     Matsushita Electric Industrial Co.,
                Ltd.
7,798,676
 109,500     Sony Corp.
6,968,524
                                                   ---------
---

18,337,031
Netherlands--8.2%
 212,000     AKZO N.V.                             $
8,247,790
 200,000     ING Groep N.V.
9,688,655
 245,000     KLM N.V.
7,404,748
 173,225     Koninklijke Pakhoed Holdings N.V.
4,270,055
 164,050     Stork N.V.
4,096,635
                                                   ---------
---

33,707,883
------------------------------------------------------------
New Zealand--2.4%
3,500,000    Carter Holt Harvey, Ltd.
2,854,274
 700,000     Fisher & Paykel Industries, Ltd.
2,075,836
1,778,000    Lion Nathan, Ltd.
4,660,622
                                                   ---------
---

9,590,732
------------------------------------------------------------
Norway--1.1%
 343,500     Saga Petroleum
4,346,031
------------------------------------------------------------
South Korea--1.4%
 270,000     Korea Electric Power Corp.
4,808,640
  20,180     Pohang Iron & Steel Co., Ltd.
887,033
                                                   ---------
---

5,695,673
------------------------------------------------------------
Spain--6.9%
 720,000     Banco Bilbao Vizcaya SA
9,729,038
 141,200     Banco de Andalucia SA
6,728,113
 732,600     Iberdrola SA
11,853,104
                                                   ---------
---

28,310,255
------------------------------------------------------------
Sweden--7.3%
 660,000     Electrolux AB
9,952,515
 225,200     Pharmacia & Upjohn
11,531,674
 330,000     SKF AB
3,790,426
 290,000     Svedala Industri AB
4,577,772
                                                   ---------
---

29,852,387

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

PRUDENTIAL WORLD FUND, INC.
Portfolio of Investments as of October 31, 1998
INTERNATIONAL STOCK SERIES
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Switzerland--10.4%
   5,500     Novartis AG                           $
9,931,177
  15,025     The Swatch Group AG
8,305,835
  11,560     Sulzer Brothers, Ltd.
6,672,686
  32,307     UBS AG
8,881,855
  33,000     Valora Holding AG
8,901,428
                                                   ---------
---

42,692,981
------------------------------------------------------------
United Kingdom--15.9%
1,100,000    Allied Domecq PLC
10,127,693
2,353,000    British Steel PLC
4,037,392
1,300,000    British Telecom PLC
16,800,252
1,334,000    Coats Viyella PLC
692,266
 615,000     National Westminster Bank PLC
10,387,748
1,140,000    Rank Group PLC
4,694,562
 765,000     Rio Tinto PLC
9,290,819
3,300,000    Tesco PLC
9,308,270
                                                   ---------
---

65,339,002
                                                   ---------
---
             Total common stocks
                (cost $314,020,029)
359,035,184
                                                   ---------
---
------------------------------------------------------------
Rights
2,712,000    Mayne Nickless, Ltd.
                expiring November 1998
                (cost $0)
0
                                                   ---------
---
             Total long-term investments
                (cost $314,020,029)
359,035,184
                                                   ---------
---
SHORT-TERM INVESTMENT--13.0%
Principal Amount
(000)
------------------------------------------------------------
Repurchase Agreement
             Joint Repurchase Agreement Account,
$ 53,504     5.40%, 11/02/98
                (cost $53,504,000; Note 5)
53,504,000
                                                   ---------
---
------------------------------------------------------------
Total Investments--100.6%
             (cost $367,524,029; Note 5)
412,539,184
             Liabilities in excess of
                other assets--(0.6%)
(2,558,453)
                                                   ---------
---
             Net Assets--100%
$409,980,731
                                                   ---------
---
                                                   ---------
---

---------------
ADR--American Depository Receipt.
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 1998 was as follows:

Commercial Banking..................................
17.9%
Telecommunications..................................     5.4
Merchandising.......................................     4.4
Textiles & Apparel..................................     3.9
Electronics.........................................     3.7
Machinery & Engineering.............................     3.7
Beverages & Tobacco.................................     3.6
Steel...............................................     3.5
Energy Sources......................................     3.4
Construction & Housing..............................     3.4
Utilities...........................................     2.9
Electrical Equipment................................     2.8
Health & Personal Care..............................     2.8
Building Materials & Components.....................     2.7
Auto Manufacturing..................................     2.6
Appliances..........................................     2.4
Drugs & Healthcare..................................     2.4
Financial Services..................................     2.4
Chemicals...........................................     2.0
Multi-Industry......................................     1.9
Airlines/Military Technology........................     1.8
Metals - Nonferrous.................................     1.4
Electrical Power....................................     1.2
Leisure & Tourism...................................     1.1
Oil & Gas...........................................     1.1
Energy Equipment & Services.........................     1.0
Industrial Components...............................      .9
Forestry & Paper....................................      .7
Consumer Durable Goods..............................      .6
Short-term investment...............................    13.0
                                                       -----

100.6%
Liabilities in excess of other assets...............
(.6)
                                                       -----

100.0%
                                                       -----
                                                       -----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                                  PRUDENTIAL
WORLD FUND, INC.
Statement of Assets and Liabilities
INTERNATIONAL STOCK SERIES
------------------------------------------------------------
--------------------

Assets
October 31, 1998
Investments excluding repurchase agreement at value (cost
$314,020,029)...................................
$359,035,184
Repurchase agreement, at value (cost
$53,504,000)................................................
 .........          53,504,000
Cash........................................................
 ..............................................
91,450
Foreign currency, at value (cost
$643,923)...................................................
 .............             645,078
Receivable for Series shares
sold........................................................
 .................           1,928,292
Dividends and interest
receivable..................................................
 .......................             781,473
Deferred expenses and other
assets......................................................
 ..................               6,609

----------------
   Total
assets......................................................
 .....................................         415,992,086

----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ....................           5,308,976
Management fee
payable.....................................................
 ...............................             326,039
Accrued expenses and other
liabilities.................................................
 ...................             280,189
Distribution fee
payable.....................................................
 .............................              96,151

----------------
   Total
liabilities.................................................
 .....................................           6,011,355

----------------
Net
Assets......................................................
 ..........................................
$409,980,731

----------------

----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ..........................        $    223,771
   Paid-in capital in excess of
par.........................................................
 ..............         360,493,979

----------------

360,717,750
   Undistributed net investment
income......................................................
 ..............           3,884,785
   Accumulated net realized gain on
investments.................................................
 ..........             319,694
   Net unrealized appreciation on investments and foreign
currencies......................................
45,058,502

----------------
Net assets, October 31,
1998........................................................
 ......................        $409,980,731

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($47,237,244 / 2,577,403 shares of common stock issued
and outstanding).............................
$18.33
   Maximum sales charge (5% of offering
price)......................................................
 ......                  .96

----------------
   Maximum offering price to
public......................................................
 .................               $19.29

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($93,895,911 / 5,165,966 shares of common stock issued
and outstanding).............................
$18.18

----------------

----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($14,270,753 / 785,127 shares of common stock issued
and outstanding)...............................
$18.18

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($254,576,823 / 13,848,604 shares of common stock
issued and outstanding)...........................
$18.38

----------------

----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL WORLD FUND, INC.
INTERNATIONAL STOCK SERIES
Statements of Operations
------------------------------------------------------------

                                                 Year Ended
Net Investment Income                         October 31,
1998
Income
   Dividends (net of foreign withholding
      taxes of $1,352,001).................     $ 10,037,621
   Interest................................        2,015,005
                                              --------------
--
      Total income.........................       12,052,626
                                              --------------
--
Expenses
   Management fee..........................        4,158,188
   Distribution fee--Class A...............          111,771
   Distribution fee--Class B...............          984,438
   Distribution fee--Class C...............          143,446
   Transfer agent's fees and expenses......          826,000
   Custodian's fees and expenses...........          440,000
   Reports to shareholders.................           95,000
   Registration fees.......................           67,000
   Audit fee...............................           35,000
   Legal fees and expenses.................           33,000
   Directors' fees.........................           30,000
   Miscellaneous...........................           25,148
                                              --------------
--
      Total expenses.......................        6,948,991
                                              --------------
--
Net investment income......................        5,103,635
                                              --------------
--
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.................           69,985
   Foreign currency transactions...........
(406,127)
                                              --------------
--

(336,142)
                                              --------------
--
Net change in unrealized appreciation on:
   Investments.............................        6,168,381
   Foreign currencies......................            1,582
                                              --------------
--
                                                   6,169,963
                                              --------------
--
Net gain on investments and foreign
   currencies..............................        5,833,821
                                              --------------
--
Net Increase in Net Assets
Resulting from Operations..................     $ 10,937,456
                                              --------------
--
                                              --------------
--


PRUDENTIAL WORLD FUND, INC.
INTERNATIONAL STOCK SERIES
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended October 31,
in Net Assets                         1998             1997
Operations
   Net investment income........  $   5,103,635    $
4,227,843
   Net realized gain (loss) on
      investment and foreign
      currency transactions.....       (336,142)
7,343,863
   Net change in unrealized
      appreciation of
      investments and foreign
      currencies................      6,169,963
13,631,809
                                  -------------    ---------
----
   Net increase in net assets
      resulting from
      operations................     10,937,456
25,203,515
                                  -------------    ---------
----
Dividends and distributions
   (Note 1)
   Dividends from net investment
      income
      Class A...................       (355,991)
(1,745)
      Class B...................       (388,835)
(23)
      Class C...................        (55,588)
(2)
      Class Z...................     (2,669,202)
(2,801,611)
                                  -------------    ---------
----
                                     (3,469,616)
(2,803,381)
                                  -------------    ---------
----
   Distributions from net
      realized capital gains
      Class A...................       (791,091)
(1,514)
      Class B...................     (1,944,176)
(24)
      Class C...................       (277,943)
(2)
      Class Z...................     (5,084,194)
(2,381,370)
                                  -------------    ---------
----
                                     (8,097,404)
(2,382,910)
                                  -------------    ---------
----
Series share transactions (net
   of conversions) (Note 6)
   Net proceeds from shares
      sold......................    672,760,380
804,494,249
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............     11,451,509
5,185,220
   Cost of shares reacquired....   (647,270,258)
(646,463,274)
                                  -------------    ---------
----
   Net increase in net assets
      from Series share
      transactions..............     36,941,631
163,216,195
                                  -------------    ---------
----
Total increase..................     36,312,067
183,233,419
Net Assets
Beginning of year...............    373,668,664
190,435,245
                                  -------------    ---------
----
End of year(a)..................  $ 409,980,731    $
373,668,664
                                  -------------    ---------
----
                                  -------------    ---------
----
---------------
(a) Includes undistributed net
investment income of............  $   3,884,785    $
2,651,778
                                  -------------    ---------
----
                                  -------------    ---------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                             PRUDENTIAL
WORLD FUND, INC.
Notes to Financial Statements                INTERNATIONAL
STOCK SERIES
------------------------------------------------------------
--------------------
Prudential World Fund, Inc. (the 'Fund') is registered under the Investment
Company Act of 1940, as an open-end, diversified management
investment company
and currently consists of two series: the International
Stock Series and the
Global Series. The International Stock Series (the 'Series')
commenced
investment operations in November 1992. The investment
objective of the Series
is to achieve long-term growth of capital through investment in equity
securities of foreign issuers. Income is a secondary
objective. The Series seeks
to achieve its objective primarily through investment in a
diversified portfolio
of securities which consist of equity securities of foreign
issuers.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund and the Series in the preparation of its financial
statements.
Securities Valuation: Securities traded on an exchange
(whether domestic or
foreign) are valued at the last reported sales price on the
primary exchange on
which they are traded. Securities traded in the over-the-
counter market
(including securities listed on exchanges for which a last
sales price is not
available) are valued at the average of the last reported
bid and asked prices.
Any security for which a reliable market quotation is
unavailable is valued at
fair value considering factors determined in good faith by
the investment
adviser under procedures established by and under the
general supervision of the
Fund's Board of Directors.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Series' policy that its custodian or designated
subcustodians, as the case may be under triparty repurchase
agreements, take
possession of the underlying securities, the value of which
exceeds the
principal amount of the repurchase transaction including
accrued interest. If
the seller defaults and the value of the collateral declines or if bankruptcy
proceedings are commenced with respect to the seller of the
security,
realization of the collateral by the Fund may be delayed or
limited.
All securities are valued as of 4:15 p.m., New York time. Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities - at the
closing daily rates of exchange.
(ii) purchases and sales of investment securities, income
and expenses - at the
rate of exchange prevailing on the respective dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the fiscal year, the Fund
does not isolate
that portion of the results of operations arising as a
result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of securities held at the end of the year. Similarly, the Fund does not
isolate the effect of changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of long-term
portfolio securities sold
during the year. Accordingly, these realized foreign
currency gains (losses) are
included in the reported net realized gains (losses) on
investment transactions.
Net realized gains (losses) on foreign currency transactions represent net
foreign exchange gains or losses from holdings of foreign
currencies, currency
gains or losses realized between the trade and settlement
dates on security
transactions, and the difference between the amounts of
dividends, interest and
foreign taxes recorded on the Fund's books and the U.S.
dollar equivalent
amounts actually received or paid. Net unrealized currency
gains or losses from
valuing foreign currency denominated assets and liabilities
(other than
investments) at year-end exchange rates are reflected as a
component of net
unrealized appreciation on investments and foreign
currencies.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result of,
among other factors, the possibility of political and
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses from
investment and
currency transactions are calculated on the identified cost
basis. Dividend
income is recorded on the ex-dividend date; interest income
is recorded on the
accrual basis. Expenses are recorded on the accrual basis
which may require the
use of certain estimates by management.
Net investment income (loss), other than distribution fees,
and unrealized and
realized gains or losses are allocated daily to each class
of shares based upon
the relative proportion of net assets of each class at the
beginning of the day.
------------------------------------------------------------
--------------------
                                       8

                                                  PRUDENTIAL
WORLD FUND, INC.
Notes to Financial Statements
INTERNATIONAL STOCK SERIES
------------------------------------------------------------
--------------------
Taxes: For federal income tax purposes, each series in the
Fund is treated as a
separate taxpaying entity. It is the intent of the Series to continue to meet
the requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its net income to
shareholders. Therefore, no
federal income tax provision is required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rules and rates.
Dividends and Distributions: The Fund expects to pay
dividends of net investment
income and distributions of net realized capital and
currency gains, if any,
annually. Dividends and distributions are recorded on the ex-
dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Reclassification of Capital Accounts: The Series accounts
for and reports
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants' Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gains, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to decrease undistributed net investment
income by $401,012,
increase accumulated net realized gain on investments by
$406,127 and decrease
paid in capital by $5,115 for the year ended October 31,
1998, due to realized
and recognized currency losses during the year and certain
expenses not being
deductible for tax purposes. Net investment income, net
realized gains and net
assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
Mercator Asset
Management, L.P. ('Mercator'), a limited partnership where
The Prudential Asset
Management Company, Inc. ('PAMCI') is a limited partner.
Mercator furnishes
investment advisory services in connection with the
management of the Series.
PIFM pays for the cost of the subadviser's services, the
compensation of
officers and employees of the Fund, occupancy and certain
clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly at an annual
rate of 1% of the average daily net assets of the Series.
PIFM pays Mercator at
an annual rate of .75 of 1% of the Series average daily net
assets up to and
including $50 million, .60 of 1% of the Series' average
daily net assets in
excess of $50 million up to and including $300 million and
 .45 of 1% of the
Series' average daily net assets in excess of $300 million.
The subadvisory fee
amounted to $2,396,200 for the year ended October 31, 1998. The Fund had a distribution agreement with Prudential Securities Incorporated
('PSI') which acted as the distributor of the Class A, Class
B, Class C and
Class Z shares of the Fund through May 31, 1998. Prudential
Investment
Management Services LLC ('PIMS') became the distributor of
the Fund effective
June 1, 1998 and is serving the Fund under the same terms
and conditions as
under the arrangement with PSI. The Fund compensated PSI and
PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares,
pursuant to plans of distribution, (the 'Class A, B and C
Plans'), regardless of
expenses actually incurred by them. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees are paid to
PIMS as distributor
for Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Series
compensates PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B, and C
shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1% of
the average daily net
assets of the Class A, B and C shares respectively, for the
year ended October
31, 1998.
PSI and PIMS have advised the Series that they received
approximately $203,000
in front-end sales charges resulting from sales of Class A
shares during the
year ended October 31, 1998. From these fees, PSI and PIMS
paid such sales
charges to affiliated broker-dealers, which in turn paid
commissions to
salespersons and incurred other distribution costs.
PSI and PIMS have advised the Series that for the year ended
October 31, 1998,
they received approximately $268,000 and $7,900 in
contingent deferred sales
charges imposed upon certain redemptions by Class B and
Class C shareholders,
respectively.
PSI, PIMS, PIFM and PAMCI are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
with an unaffiliated
lender. The maximum commitment under the Agreement is
$200,000,000. Interest on
any such borrowings outstanding will be at
------------------------------------------------------------
--------------------
                                       9

PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements
INTERNATIONAL STOCK SERIES
------------------------------------------------------------
--------------------
market rates. The purpose of the Agreement is to serve as an alternative source
of funding for capital share redemptions. The Series did not borrow any amounts
pursuant to the Agreement during the year ended October 31,
1998. The Funds pay
a commitment fee at an annual rate of .055 of 1% on the
unused portion of the
credit facility. The commitment fee is accrued and paid
quarterly on a pro rata
basis by the Funds. The Agreement expired on December 30,
1997 and has been
extended through December 29, 1998 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the year ended
October 31, 1998, the
Series incurred fees of approximately $734,000 for the
services of PMFS. As of
October 31, 1998 approximately $66,000 of such fees were due to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the year ended October 31, 1998 were
$58,848,701 and
$55,115,189, respectively.
The federal income tax basis of the Series' investments as
of October 31, 1998
was substantially the same as for financial reporting
purposes and accordingly,
net unrealized appreciation on investments for federal
income tax purposes was
$45,015,155 (gross unrealized appreciation--$83,987,094,
gross unrealized
depreciation--$38,971,939).
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
October 31, 1998, the
Series had a 5.7% undivided interest in the repurchase
agreements in the joint
account. The undivided interest for the Series represents
$53,504,000 in the
principal amount. As of such date, each repurchase agreement in the joint
account and the collateral therefor were as follows:
Bear, Stearns & Co., Inc., 5.40%, in the principal amount of
$260,000,000,
repurchase price $260,117,000, due 11/2/98. The value of the collateral
including accrued interest was $265,935,719.
Salomon Smith Barney Inc., 5.40%, in the principal amount of
$260,000,000,
repurchase price $260,117,000, due 11/2/98. The value of the collateral
including accrued interest was $265,365,298.
Deutsche Morgan Grenfell Inc., 5.41%, in the principal
amount of $260,000,000,
repurchase price $260,117,217, due 11/2/98. The value of the collateral
including accrued interest was $265,200,735.
SBC Warburg Dillon Read, Inc., 5.38%, in the principal
amount of $160,825,000,
repurchase price $160,897,103, due 11/2/98. The value of the collateral
including accrued interest was $164,045,205.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to November 2, 1998, Class C shares are sold with a contingent deferred sales charge of 1% during the first year.
Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.
As of October 30, 1998, 2,634 of the outstanding shares were owned by the
Prudential.
Transactions in shares of common stock were as follows:

Class A                               Shares          Amount
----------------------------------  -----------    ---------
----
Year ended October 31, 1998:
Shares sold.......................    3,579,531    $
68,487,089
Shares issued in reinvestment of
  dividends and distributions.....       64,964
1,127,781
Shares reacquired.................   (3,130,800)
(59,424,795)
                                    -----------    ---------
----
Net increase in shares outstanding
  before conversion...............      513,695
10,190,075
Shares issued upon conversion from
  Class B.........................       79,872
1,517,622
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................      593,567    $
11,707,697
                                    -----------    ---------
----
                                    -----------    ---------
----

------------------------------------------------------------
--------------------
                                       10

                                                 PRUDENTIAL
WORLD FUND, INC.
Notes to Financial Statements
INTERNATIONAL STOCK SERIES
------------------------------------------------------------
--------------------

Class A                               Shares          Amount
----------------------------------  -----------    ---------
----
Year ended October 31, 1997:
Shares sold.......................   10,202,989    $
196,064,399
Shares issued in reinvestment of
  dividends and distributions.....          203
3,367
Shares reacquired.................   (8,307,335)
(161,996,245)
                                    -----------    ---------
----
Net increase in shares outstanding
  before conversion...............    1,895,857
34,071,521
Shares issued upon conversion from
  Class B.........................       87,667
1,665,704
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................    1,983,524    $
35,737,225
                                    -----------    ---------
----
                                    -----------    ---------
----
Class B
----------------------------------
Year ended October 31, 1998:
Shares sold.......................    2,837,939    $
54,447,404
Shares issued in reinvestment of
  dividends and distributions.....      130,869
2,267,954
Shares reacquired.................   (2,530,182)
(47,519,258)
                                    -----------    ---------
----
Net increase in shares outstanding
  before conversion...............      438,626
9,196,100
Shares reacquired upon conversion
  into Class A....................      (80,332)
(1,517,622)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................      358,294    $
7,678,478
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended October 31, 1997:
Shares sold.......................   13,896,760    $
263,039,826
Shares issued in reinvestment of
  dividends and distributions.....            3
44
Shares reacquired.................   (9,001,122)
(174,661,409)
                                    -----------    ---------
----
Net increase in shares outstanding
  before conversion...............    4,895,641
88,378,461
Shares reacquired upon conversion
  into Class A....................      (88,084)
(1,665,704)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................    4,807,557    $
86,712,757
                                    -----------    ---------
----
                                    -----------    ---------
----
Class C                               Shares          Amount
----------------------------------  -----------    ---------
----
Year ended October 31, 1998:
Shares sold.......................      878,403    $
16,772,243
Shares issued in reinvestment of
  dividends and distributions.....       18,693
323,948
Shares reacquired.................     (793,470)
(15,123,933)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................      103,626    $
1,972,258
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended October 31, 1997:
Shares sold.......................    3,133,108    $
59,754,209
Shares reacquired.................   (2,451,619)
(47,614,464)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................      681,489    $
12,139,745
                                    -----------    ---------
----
                                    -----------    ---------
----
Class Z
----------------------------------
Year ended October 31, 1998:
Shares sold.......................   27,696,101    $
533,053,644
Shares issued in reinvestment of
  dividends and distributions.....      445,125
7,731,826
Shares reacquired.................  (27,308,803)
(525,202,272)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................      832,423    $
15,583,198
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended October 31, 1997:
Shares sold.......................   15,399,799    $
285,635,815
Shares issued in reinvestment of
  dividends and distributions.....      312,157
5,181,809
Shares reacquired.................  (14,177,275)
(262,191,156)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................    1,534,681    $
28,626,468
                                    -----------    ---------
----
                                    -----------    ---------
----

------------------------------------------------------------
Note 7. Dividends
On December 11, 1998, the Board of Directors of the Series
declared the
following ordinary income dividends per Class A, B, C and Z
shares of $.15,
$.01, $.01 and $.20 respectively, payable on December 15,
1998 to shareholders
of record on December 14, 1998.
------------------------------------------------------------
--------------------
                                       11

                                               PRUDENTIAL
WORLD FUND, INC.
Financial Highlights                           INTERNATIONAL
STOCK SERIES
------------------------------------------------------------
--------------------

Class A
                                               -------------
----------------------------------------------

October 1,      September 23,

1996            1996(c)
                                                Year Ended
October 31,         Through          Through
                                               -------------
------------     October 31,     September 30,
                                                  1998
1997(e)          1996             1996
                                               ----------
----------     -----------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......      $  18.24
$  16.59        $ 16.48          $ 16.54
                                               ----------
----------         -----            -----
Income from investment operations:
Net investment income (loss)..............           .27
 .24           (.01)              --
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...........................           .40
1.85            .12             (.06)
                                               ----------
----------         -----            -----
   Total from investment operations.......           .67
2.09            .11             (.06)
                                               ----------
----------         -----            -----
Less distributions:
Dividends from net investment income......          (.18)
(.24)            --               --
Distributions from net realized capital
   gains..................................          (.40)
(.20)            --               --
                                               ----------
----------         -----            -----
   Total distributions....................          (.58)
(.44)            --               --
                                               ----------
----------         -----            -----
Net asset value, end of period............      $  18.33
$  18.24        $ 16.59          $ 16.48
                                               ----------
----------         -----            -----
                                               ----------
----------         -----            -----
TOTAL RETURN(a)...........................          3.85%
12.85%           .67%            (.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........      $ 47,237
$ 36,184        $ 5,169(d)       $   199(d)
Average net assets (000)..................      $ 44,708
$ 18,779        $ 2,793(d)       $   199(d)
Ratios to average net assets:
   Expenses, including distribution
      fees................................          1.62%
1.75%          2.05%(b)         2.46%(b)
   Expenses, excluding distribution
      fees................................          1.37%
1.50%          1.80%(b)         2.21%(b)
   Net investment income (loss)...........          1.28%
1.40%         (1.03)%(b)         .75%(b)
Portfolio turnover rate...................            15%
9%             4%              15%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total return for periods
of less than a full
    year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class A shares.
(d) Figures are actual and are not rounded to the nearest
thousand.
(e) Calculated based upon weighted average shares
outstanding during the year.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

                                                 PRUDENTIAL
WORLD FUND, INC.
Financial Highlights
INTERNATIONAL STOCK SERIES
------------------------------------------------------------
--------------------

Class B
                                               -------------
----------------------------------------------

October 1,      September 23,

1996            1996(c)
                                                Year Ended
October 31,         Through          Through
                                               -------------
------------     October 31,     September 30,
                                                  1998
1997(e)          1996             1996
                                               ----------
----------     -----------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......      $  18.13
$  16.57        $ 16.47          $ 16.54
                                               ----------
----------         -----            -----
Income from investment operations:
Net investment income (loss)..............           .10
 .12           (.02)              --
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...........................           .43
1.84            .12             (.07)
                                               ----------
----------         -----            -----
   Total from investment operations.......           .53
1.96            .10             (.07)
                                               ----------
----------         -----            -----
Less distributions:
Dividends from net investment income......          (.08)
(.20)            --               --
Distributions from net realized capital
   gains..................................          (.40)
(.20)            --               --
                                               ----------
----------         -----            -----
   Total distributions....................          (.48)
(.40)            --               --
                                               ----------
----------         -----            -----
Net asset value, end of period............      $  18.18
$  18.13        $ 16.57          $ 16.47
                                               ----------
----------         -----            -----
                                               ----------
----------         -----            -----
TOTAL RETURN(a)...........................          3.05%
12.04%           .61%            (.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........      $ 93,896
$ 87,155        $ 1,922(d)       $   199(d)
Average net assets (000)..................      $ 98,444
$ 47,584        $   313(d)       $   199(d)
Ratios to average net assets:
   Expenses, including distribution
      fees................................          2.37%
2.50%          2.80%(b)         3.21%(b)
   Expenses, excluding distribution
      fees................................          1.37%
1.50%          1.80%(b)         2.21%(b)
   Net investment income (loss)...........           .53%
 .65%         (1.78)%(b)           0%(b)
Portfolio turnover rate...................            15%
9%             4%              15%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total return for periods
of less than a full
    year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class B shares.
(d) Figures are actual and are not rounded to the nearest
thousand.
(e) Calculated based upon weighted average shares
outstanding during the year.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

                                                  PRUDENTIAL
WORLD FUND, INC.
Financial Highlights
INTERNATIONAL STOCK SERIES
------------------------------------------------------------
--------------------

Class C
                                               -------------
----------------------------------------------

October 1,      September 23,

1996            1996(c)
                                                Year Ended
October 31,         Through          Through
                                               -------------
------------     October 31,     September 30,
                                                  1998
1997(e)          1996             1996
                                               ----------
----------     -----------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......      $  18.13
$  16.57        $ 16.47          $ 16.54
                                               ----------
----------         -----            -----
Income from investment operations:
Net investment income (loss)..............           .10
 .12           (.02)              --
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...........................           .43
1.84            .12             (.07)
                                               ----------
----------         -----            -----
   Total from investment operations.......           .53
1.96            .10             (.07)
                                               ----------
----------         -----            -----
Less distributions:
Dividends from net investment income......          (.08)
(.20)            --               --
Distributions from net realized gains.....          (.40)
(.20)            --               --
                                               ----------
----------         -----            -----
   Total distributions....................          (.48)
(.40)            --               --
                                               ----------
----------         -----            -----
Net asset value, end of period............      $  18.18
$  18.13        $ 16.57          $ 16.47
                                               ----------
----------         -----            -----
                                               ----------
----------         -----            -----
TOTAL RETURN(a)...........................          3.05%
12.04%           .61%            (.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........      $ 14,271
$ 12,354        $   200(d)       $   199(d)
Average net assets (000)..................      $ 14,345
$  7,473        $   202(d)       $   199(d)
Ratios to average net assets:
   Expenses, including distribution
      fees................................          2.37%
2.50%          2.80%(b)         3.21%(b)
   Expenses, excluding distribution
      fees................................          1.37%
1.50%          1.80%(b)         2.21%(b)
   Net investment income (loss)...........           .53%
 .65%         (1.78)%(b)           0%(b)
Portfolio turnover rate...................            15%
9%             4%              15%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total return for periods
of less than a full
    year are not annualized. Total return includes the
effect of expense
    subsidies/recoveries, as applicable.
(b) Annualized.
(c) Commencement of offering of Class C shares.
(d) Figures are actual and are not rounded to the nearest
thousand.
(e) Calculated based upon weighted average shares
outstanding during the year.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

                                                PRUDENTIAL
WORLD FUND, INC.
Financial Highlights
INTERNATIONAL STOCK SERIES
------------------------------------------------------------
--------------------

Class Z
                                             ---------------
------------------------------------------------------------
-----------

October 1,

1996
                                              Year Ended
October 31,         Through               Year Ended
September 30,
                                             ---------------
----------     October 31,     -----------------------------
-----------
                                                1998
1997(d)          1996            1996           1995
1994
                                             ----------
----------     -----------     ----------     ----------
----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....      $  18.28
$  16.59       $   16.48       $  15.25       $  14.84
$  12.35
                                             ----------
----------     -----------     ----------     ----------
----------
Income from investment operations:
Net investment income (loss)............           .30
 .31            (.01)           .22            .18(c)
 .13(c)
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions.........................           .41
1.82             .12           1.20            .66
2.54
                                             ----------
----------     -----------     ----------     ----------
----------
   Total from investment operations.....           .71
2.13             .11           1.42            .84
2.67
                                             ----------
----------     -----------     ----------     ----------
----------
Less distributions:
Dividends from net investment income....          (.21)
(.24)             --           (.19)          (.10)
(.03)
Distributions from net realized gains...          (.40)
(.20)             --             --           (.33)
(.15)
                                             ----------
----------     -----------     ----------     ----------
----------
   Total distributions..................          (.61)
(.44)             --           (.19)          (.43)
(.18)
                                             ----------
----------     -----------     ----------     ----------
----------
Net asset value, end of period..........      $  18.38
$  18.28       $   16.59       $  16.48       $  15.25
$  14.84
                                             ----------
----------     -----------     ----------     ----------
----------
                                             ----------
----------     -----------     ----------     ----------
----------
TOTAL RETURN(a).........................          4.08%
13.13%            .67%          9.44%          5.95%
21.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........      $254,577
$237,976       $ 190,428       $188,386       $136,685
$102,824
Average net assets (000)................      $258,322
$219,419       $ 191,228       $161,356       $118,927
$ 68,476
Ratios to average net assets:
   Expenses, including distribution
      fees..............................          1.37%
1.50%           1.80%(b)       1.61%(c)       1.60%(c)
1.60%(c)
   Expenses, excluding distribution
      fees..............................          1.37%
1.50%           1.80%(b)       1.61%(c)       1.60%(c)
1.60%(c)
   Net investment income (loss).........          1.53%
1.65%           (.78)%(b)      1.58%(c)       1.58%(c)
1.08%(c)
Portfolio turnover rate.................            15%
9%              4%            15%            20%
21%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total return for periods
of less than a full
    year are not annualized. Total return includes the
effect of expense
    subsidies/recoveries, as applicable.
(b) Annualized.
(c) Net of expense subsidy/recovery.
(d) Calculated based upon weighted average shares
outstanding during the year.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

                                                  PRUDENTIAL
WORLD FUND, INC.
Report of Independent Accountants
INTERNATIONAL STOCK SERIES
------------------------------------------------------------
--------------------
To the Shareholders and Board of Directors of Prudential World Fund, Inc., International Stock Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential World Fund, Inc.,
International Stock Series (the 'Fund', one of the portfolios constituting
Prudential World Fund, Inc.) at October 31, 1998, results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for the three periods in the period ended October 31, 1996 were audited by other independent accountants, whose opinion dated November 27, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
December 18, 1998
------------------------------------------------------------
--------------------
                                       16

PRUDENTIAL WORLD FUND, INC.
Federal Income Tax Information (Unaudited)
INTERNATIONAL STOCK SERIES
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Series' fiscal year end (October 31, 1998) as to the federal tax status of dividends paid by the Series during such fiscal year. Accordingly, we are advising you that in the fiscal year ended October 31, 1998, dividends of $.43 per share for Class A shares, $.33 per Class B shares, $.33 per Class C shares and $.46 per Class Z shares (representing net investment income and short-term capital gains) which are taxable as ordinary income. In addition, the Series paid to Class A, B, C and Z shares a long-term capital gain distribution of $.15 which is taxable as such.

We wish to advise you that the corporate dividends received deduction for the
Series is zero. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.

The Fund has elected to give the benefit of foreign tax credits to its shareholders. Accordingly, shareholders who must report their gross income dividends and distributions in a federal income tax return will be entitled to a foreign tax credit, or an itemized deduction in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than take a deduction. For the fiscal year ended October 31, 1998 the Fund intends on passing through 10.3% of ordinary income distributions as a foreign tax credit.

In January 1999, you will be advised on IRS Form 1099 DIV or substitute 1099 DID
as to the federal tax status of the dividends and
distributions received by you
in calendar year 1998.
------------------------------------------------------------
--------------------

Comparing A $10,000 Investment.
-------------------------------
Prudential World Fund, Inc. -- International Stock Series vs.
the Morgan Stanley Capital International EAFE Index.

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential World Fund, Inc. - International
Stock Series (Class A, B, C, and Z shares) with a similar investment in the
Morgan Stanley Capital International Europe, Australia, and
Far East (EAFE)
Index (the Index) by portraying the initial account values at the commencement of operations of Class A, B, C, and Z shares, and subsequent account values at the end of each fiscal year (October 31), as measured on a quarterly basis, beginning in 1996 for Class A , B, and C shares, and 1992 for Class Z shares.
For purposes of the graphs, and unless otherwise indicated in the accompanying tables, it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares, assuming full redemption on October 31, 1998; (c) beginning November 2, 1998, Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. This change is not reflected in the charts to the right; (d) all recurring fees (including management fees) were deducted; and (e) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graphs. Class Z shares are not subject to a sales charge or distribution fee. Without waiver of management fees and/or expense subsidization, the Series' average annual total returns would have been lower, as indicated in parentheses ( ).

The Morgan Stanley Capital International EAFE Index is a weighted index comprised of securities listed on the stock exchanges of Europe, Australia,
New Zealand, and the Far East. The Index is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Series. The securities in the Index may differ substantially from the securities in the
Series. The Index is not the only one that may be used to characterize performance of equity funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

Class A
(GRAPH)

Class B
(GRAPH)

Class C
(GRAPH)

Class Z
(GRAPH)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne D. Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer, CFA
Robin B. Smith
Stephen Stoneburn
Brian M. Storms
Nancy H. Teeters

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Robert C. Rosselot, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Mercator Asset Management, L.P.
2400 East Commercial Boulevard
Fort Lauderdale, FL 33308

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

743969503    MF115E3
743969602
743969701
743969800